Future Minimum Lease Payments under Non-cancelable Operating Leases Agreements (Detail) (USD $)	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 2,653,363
2015	2,392,868
2016	2,310,494
2017	921,545
2018 and thereafter	252,587
Operating Leases, Future Minimum Payments Due, Total	$ 8,530,857